Thrivent Core Investment Grade Corporate Bond Fund Investment Objectives and Goals - Thrivent Core Investment Grade Corporate Bond Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Thrivent Core Investment Grade Corporate Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Thrivent Core Investment Grade Corporate Bond Fund (the "Fund") seeks to provide high current income while preserving capital. The Fund's secondary investment objective is to obtain long-term growth of capital in order to maintain investors' purchasing power. The Fund's investment objective may be changed without shareholder approval.
Objective, Secondary [Text Block]	The Fund's secondary investment objective is to obtain long-term growth of capital in order to maintain investors' purchasing power.